Long-Term Debt (Capital Leases) (Details) - Capital Lease Obligations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Capital Lease Obligations	$ 5,938,000	$ 6,612,000
Capital Leases, Start Date for Maturity	2020
Capital Leases, End Date for Maturity	2025
Capital Leases, Minimum Interest Rate	5.00%
Capital Leases, Maximum Interest Rate	24.80%